VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—18.9%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 1,870	$ 1,586
2.500%, 2/15/46	530	449
3.000%, 8/15/48	3,760	3,553
2.000%, 2/15/50	975	756
1.375%, 8/15/50	1,595	1,050
1.625%, 11/15/50	455	320
1.875%, 2/15/51	1,615	1,211
2.000%, 8/15/51	165	127
1.875%, 11/15/51	1,135	852
2.250%, 2/15/52	2,225	1,831
2.875%, 5/15/52	1,185	1,119
U.S. Treasury Notes
0.125%, 3/31/23	2,365	2,319
2.500%, 4/30/24	610	605
0.375%, 7/31/27	610	533
1.500%, 2/15/30	1,515	1,361
0.875%, 11/15/30	820	692
1.625%, 5/15/31	2,235	1,997
1.375%, 11/15/31	1,060	919
1.875%, 2/15/32	1,280	1,160
Total U.S. Government Securities (Identified Cost $25,206)		22,440

Municipal Bonds—4.0%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	179
Florida—0.9%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	1,044
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	166
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	26
New York—2.2%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,400
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	1,070	1,201
		2,601

Texas—0.4%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	211
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	68
	Par Value	Value

Texas—continued
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	$ 205	$ 162
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	79
		520

Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	269
Total Municipal Bonds (Identified Cost $5,277)		4,805

Foreign Government Securities—1.1%
Dominican Republic 144A 6.000%, 2/22/33(1)	415	345
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	181
Oman Government International Bond 144A 7.375%, 10/28/32(1)	405	417
United Mexican States 2.659%, 5/24/31	425	350
Total Foreign Government Securities (Identified Cost $1,498)		1,293

Mortgage-Backed Securities—25.5%
Agency—0.4%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	7	8
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	22	23
Pool #938574 5.500%, 9/1/36	48	52
Pool #909092 6.000%, 9/1/37	10	11
Pool #909220 6.000%, 8/1/38	109	119
Pool #986067 6.000%, 8/1/38	2	2
Pool #AA7001 5.000%, 6/1/39	207	218
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	9	9
		445

Non-Agency—25.1%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	202	185
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	$ 167	$ 157
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	530	533
2015-SFR1, A 144A 3.467%, 4/17/52(1)	195	191
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	124
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	110	104
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	242
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	94
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	236
2021-SFR2, C 144A 1.877%, 8/17/38(1)	100	88
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	484
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(1)(4)	10	10
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	220	212
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	105	97
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	107	103
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	40	39
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	244
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	24	22
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	400	394
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 2.046%, 3/15/37(1)(4)	225	215
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 2/15/29(1)(4)	360	355
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 10/15/36(1)(4)	145	140
2022-LP2, D (TSFR1M + 1.961%, Cap N/A, Floor 1.961%) 144A 3.295%, 2/15/39(1)(4)	303	282
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	715	622
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	465	417
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	189	171
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	60	57
	Par Value	Value

Non-Agency—continued
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	$ 115	$ 108
2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	122	119
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	204	197
COLT Mortgage Loan Trust
2022-1, A1 144A 2.284%, 12/27/66(1)(4)	273	245
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	297	293
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	50	48
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(4)	155	140
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	196
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	165	154
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	401	380
2019-3, C 144A 3.265%, 10/15/52(1)	220	192
2018-2, A 144A 4.026%, 11/15/52(1)	59	59
2020-4, A 144A 1.174%, 12/15/52(1)	290	263
2020-3, A 144A 1.358%, 8/15/53(1)	231	209
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 2.304%, 5/15/36(1)(4)	370	364
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	223	208
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	91	87
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	46	44
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	104	97
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	23	23
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	891	801
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	814	742
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	100	93
2020-SFR2, B 144A 1.567%, 10/19/37(1)	425	387
2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	295

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	$ 43	$ 41
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	7	7
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	8	8
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	13	12
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 2/15/38(1)(4)	395	382
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	245	220
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(4)	121	117
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	173	151
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	604	517
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	99	91
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	196	183
2017-1, A2 144A 3.458%, 1/25/47(1)(4)	58	54
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	30	28
2017-5, A1 144A 3.053%, 10/26/48(1)(4)	39	39
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 2.324%, 12/15/37(1)(4)	143	136
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 5/15/36(1)(4)	215	211
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	110	104
2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	270	259
MetLife Securitization Trust
2017-1A, M1 144A 3.432%, 4/25/55(1)(4)	305	285
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	135	133
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	175	170
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	578	530
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	262	251
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	139
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	360	357
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	$ 310	$ 299
New Residential Mortgage Loan Trust
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	248
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	65	63
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	45	43
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	36	35
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	202	193
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	222	218
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	342	333
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	129	128
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	472	455
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	599
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	49	47
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	243	233
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	115	112
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	180	163
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	211	190
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	21	21
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	218	188
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	264	252
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	372	355
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	646	609
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	137	128
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	76	70
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	352	329
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	181	172
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	225
2021-SFR2, D 144A 2.197%, 4/19/38(1)	380	339
2022-SFR3, A 144A 3.200%, 4/17/39(1)	200	189

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	$ 99	$ 89
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	135	120
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)	232	220
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)	157	150
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	31	31
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	275	259
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(4)	28	28
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	61	59
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	201	178
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	68	61
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(1)(4)	525	519
2016-4, B1 144A 3.791%, 7/25/56(1)(4)	310	297
2017-1, A2 144A 3.500%, 10/25/56(1)(4)	245	240
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	330
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	335	314
2019-1, A1 144A 3.656%, 3/25/58(1)(4)	144	140
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	572
2018-3, A1 144A 3.750%, 5/25/58(1)(4)	297	290
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	190	179
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	218
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	363
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	28	28
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	304
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	181
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	264
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	112	111
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	145	138
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	230	215
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	254	239
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	$ 60	$ 57
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	222	210
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	71	71
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	100	99
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	156	149
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	420	406
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	234	231
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	96	93
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	200	196
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	84	75
		29,947

Total Mortgage-Backed Securities (Identified Cost $32,385)		30,392

Asset-Backed Securities—11.9%
Automobiles—5.6%
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	250	248
American Credit Acceptance Receivables Trust
2021-2, C 144A 0.970%, 7/13/27(1)	330	320
2022-1, D 144A 2.460%, 3/13/28(1)	270	250
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	204
Avis Budget Rental Car Funding LLC (AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	270	257
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	325	323
2019-3A, D 144A 3.040%, 4/15/25(1)	240	238
2021-N3, D 1.580%, 6/12/28	220	206
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	260
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(1)	265	251
2022-1A, A 144A 4.600%, 6/15/32(1)	300	299
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	62	62

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust 2019-4A, C 144A 2.440%, 9/16/24(1)	$ 58	$ 58
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	283
2022-1A, C 144A 3.130%, 5/15/28(1)	270	256
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	242	241
2020-3, C 144A 1.730%, 9/15/26(1)	260	249
2021-1, C 144A 0.910%, 3/15/27(1)	340	318
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	202
GLS Auto Receivables Issuer Trust 2019-4A, C 144A 3.060%, 8/15/25(1)	260	257
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	110	111
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	395	348
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	270	251
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	104	104
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(1)	335	329
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	126	126
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	246
2022-1A, B 144A 2.750%, 3/15/27(1)	390	378
		6,675

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	256
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	264
		520

Equipment—0.3%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	363
Other—5.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	32	32
2019-A, A 144A 3.140%, 7/16/40(1)	102	99
2019-A, C 144A 4.010%, 7/16/40(1)	265	254
2020-AA, B 144A 2.790%, 7/17/46(1)	270	253
	Par Value	Value

Other—continued
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	$ 398	$ 357
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	101	99
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	289	271
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	164	148
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	267
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	117	110
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	53	52
2021-1A, A 144A 1.270%, 5/15/41(1)	171	158
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	323	295
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	185
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	258	224
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	288	270
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	80	77
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	229	206
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	198
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	200	197
2022-A, B 144A 3.350%, 10/16/28(1)	260	246
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(1)	85	84
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	250
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	334	321
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	385	374
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	335	321
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	161	155
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(1)	67	66
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	177	173
2022-1A, B 144A 3.040%, 7/24/28(1)	425	406
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	392	341
		6,489

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	$ 95	$ 89
Total Asset-Backed Securities (Identified Cost $14,912)		14,136

Corporate Bonds and Notes—29.3%
Communication Services—1.1%
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	200	165
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	140	120
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	280	224
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	138	137
T-Mobile USA, Inc. 3.875%, 4/15/30	365	341
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	160	155
Verizon Communications, Inc. 2.550%, 3/21/31	191	163
		1,305

Consumer Discretionary—1.5%
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	100	98
Brunswick Corp. 2.400%, 8/18/31	245	181
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	95	77
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	361	285
Ford Motor Co.
3.250%, 2/12/32	221	165
4.750%, 1/15/43	125	89
M/I Homes, Inc. 4.950%, 2/1/28	235	200
PulteGroup, Inc. 6.375%, 5/15/33	355	366
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	35	33
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	255	240
		1,734

Consumer Staples—0.8%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(1)	20	16
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	290	287
BAT Capital Corp. 4.906%, 4/2/30	350	325
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	79
	Par Value	Value

Consumer Staples—continued
Church & Dwight Co., Inc. 5.000%, 6/15/52	$ 295	$ 302
		1,009

Energy—3.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	225	222
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	130	124
CrownRock LP
144A 5.625%, 10/15/25(1)	145	136
144A 5.000%, 5/1/29(1)	150	134
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	200	169
Energy Transfer LP Series H 6.500% (5)	275	243
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	235	226
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	290
HF Sinclair Corp. 144A 5.875%, 4/1/26(1)	255	257
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	215	242
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	285	255
Occidental Petroleum Corp. 6.125%, 1/1/31	135	137
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	100	91
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	506
Petroleos Mexicanos 7.690%, 1/23/50	275	184
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	208
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100	96
Transcanada Trust 5.600%, 3/7/82	335	304
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	36	34
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	150	131
144A 3.875%, 11/1/33(1)	135	111
		4,100

Financials—9.6%
Allstate Corp. (The) Series B 5.750%, 8/15/53	245	215
Ally Financial, Inc. Series B 4.700% (5)	309	245
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	264
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	244
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	192
Bank of America Corp.
2.687%, 4/22/32	975	818

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
2.482%, 9/21/36	$ 550	$ 427
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	430	420
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	170
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	144	121
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	175	135
Brighthouse Financial, Inc. 5.625%, 5/15/30	338	328
Brookfield Finance, Inc. 2.724%, 4/15/31	545	460
Capital One Financial Corp. 2.359%, 7/29/32	272	207
Charles Schwab Corp. (The) Series H 4.000% (5)	335	258
Citadel LP 144A 4.875%, 1/15/27(1)	230	222
Citigroup, Inc.
3.980%, 3/20/30	135	126
(3 month LIBOR + 1.250%) 3.527%, 7/1/26(4)	395	387
(SOFR + 1.280%) 2.599%, 2/24/28(4)(6)	168	161
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	179	177
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	257
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	330	261
Jefferies Group LLC 2.625%, 10/15/31	425	328
JPMorgan Chase & Co.
(SOFR + 1.180%) 2.472%, 2/24/28(4)	265	255
1.953%, 2/4/32	605	483
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	185	149
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	280	223
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)(6)	315	213
MetLife, Inc. Series G 3.850% (5)	340	303
Morgan Stanley
3.125%, 7/27/26	305	291
6.375%, 7/24/42	260	298
OneMain Finance Corp. 6.875%, 3/15/25	140	133
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	185	169
Prudential Financial, Inc.
5.875%, 9/15/42	105	103
5.625%, 6/15/43	330	322
5.125%, 3/1/52	88	81
Santander Holdings USA, Inc. 4.400%, 7/13/27	300	288
Synovus Financial Corp. 5.900%, 2/7/29	90	87
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 330	$ 304
Wells Fargo & Co.
2.393%, 6/2/28	660	591
Series BB 3.900%(5)	510	439
Zions Bancorp NA 3.250%, 10/29/29	250	217
		11,372

Health Care—1.9%
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	90	75
Baxter International, Inc. 2.539%, 2/1/32	380	321
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	185	175
3.700%, 3/15/32	59	52
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	305	258
HCA, Inc. 5.250%, 6/15/49	170	146
Illumina, Inc. 2.550%, 3/23/31	373	303
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	80	61
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	210	172
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	365	284
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	242	228
Viatris, Inc.
2.300%, 6/22/27	226	195
144A 2.300%, 6/22/27(1)	2	1
		2,271

Industrials—3.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	229	226
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	216
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	241
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	270	211
Boeing Co. (The) 5.930%, 5/1/60	219	199
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	284	250
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	349
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	255	196
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	354	302
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(1)	215	193
Masco Corp.
2.000%, 2/15/31	185	145

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
3.125%, 2/15/51	$ 185	$ 127
Pentair Finance S.a.r.l. 5.900%, 7/15/32	285	285
Sempra Global 144A 3.250%, 1/15/32(1)	339	285
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	125	116
TransDigm, Inc. 5.500%, 11/15/27	120	102
Waste Management, Inc. 4.150%, 4/15/32	134	131
		3,574

Information Technology—2.7%
Broadcom, Inc.
4.150%, 11/15/30	297	272
144A 3.187%, 11/15/36(1)	18	14
CDW LLC 3.569%, 12/1/31	412	340
Citrix Systems, Inc. 3.300%, 3/1/30	445	434
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	20	17
144A 6.500%, 10/15/28(1)	35	29
Dell International LLC 8.100%, 7/15/36	257	300
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	378	352
HP, Inc. 5.500%, 1/15/33	355	346
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(1)	198	158
Leidos, Inc. 2.300%, 2/15/31	360	287
Motorola Solutions, Inc. 4.600%, 5/23/29	105	101
Oracle Corp.
2.875%, 3/25/31	130	107
3.850%, 4/1/60	60	41
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	130	121
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)	365	308
		3,227

Materials—2.2%
Albemarle Corp. 5.050%, 6/1/32	320	313
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	395	382
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	165	164
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	255	229
Freeport-McMoRan, Inc. 5.450%, 3/15/43	280	259
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	405	334
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	340	279
	Par Value	Value

Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	$ 290	$ 254
Suzano Austria GmbH 2.500%, 9/15/28	110	89
Teck Resources Ltd. 6.125%, 10/1/35	265	281
		2,584

Real Estate—2.2%
EPR Properties 4.750%, 12/15/26	335	315
GLP Capital LP
5.750%, 6/1/28	281	274
3.250%, 1/15/32	33	26
Kite Realty Group Trust 4.750%, 9/15/30	350	326
MPT Operating Partnership LP
4.625%, 8/1/29	55	48
3.500%, 3/15/31	230	181
Office Properties Income Trust 4.500%, 2/1/25	260	249
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	281
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	355	275
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	190	185
Service Properties Trust 4.950%, 2/15/27	165	122
VICI Properties LP
4.950%, 2/15/30	175	166
5.125%, 5/15/32	175	165
		2,613

Utilities—0.9%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(1)	385	348
Puget Energy, Inc.
2.379%, 6/15/28	204	178
4.224%, 3/15/32	158	146
Southern Co. (The) Series 21-A 3.750%, 9/15/51	359	305
Vistra Corp. 144A 8.000% (1)(5)	120	116
		1,093

Total Corporate Bonds and Notes (Identified Cost $39,396)		34,882

Leveraged Loans—4.8%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	30	27
Brown Group Holding LLC (1 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	213	202
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	120	119

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 3.810%, 9/22/28(4)	$ 164	$ 155
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(4)	120	118
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.310%, 5/30/25(4)	122	116
		737

Chemicals—0.4%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.060%, 4/1/24(4)	280	271
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 3.523%, 5/3/28(4)	154	144
		415

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 3.110% - 3.650%, 2/11/28(4)	124	118
Energy—0.2%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.310%, 3/28/24(4)	75	74
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 4.563%, 12/21/28(4)	125	108
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	99	94
		276

Financials—0.2%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 4.060%, 6/15/25(4)	188	178
Food / Tobacco—0.3%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 4.063%, 12/8/28(4)	194	183
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.310% - 3.489%, 8/3/25(4)	187	179
		362

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 3.005%, 7/1/26(4)	149	144
Gaming / Leisure—0.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.810%, 12/23/24(4)	222	213
	Par Value	Value

Gaming / Leisure—continued
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.374%, 6/22/26(4)	$ 125	$ 120
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.560%, 2/12/27(4)	112	101
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(4)	40	37
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.358%, 4/13/29(4)	65	62
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.310%, 2/8/27(4)	123	115
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	124	115
		763

Health Care—0.2%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.813%, 1/4/26(4)	64	62
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 11/16/25(4)	154	143
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.500%) 3.645%, 4/20/29(4)	55	53
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.310%, 11/15/28(4)	35	33
		291

Housing—0.1%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	125	120
Information Technology—0.7%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 3.500% - 5.500%, 9/19/24(4)	318	304
BMC Software 2021 (1 month LIBOR + 3.750%) 4.810%, 10/2/25(4)	—(3)	—(3)
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	124	118
Sophia LP
2022, Tranche B (1 month Term SOFR + 4.250%) 5.284%, 10/7/27(4)	55	53
Tranche B (3 month LIBOR + 3.250%) 4.256%, 10/7/27(4)	123	114
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	124	118
UKG, Inc. 2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(4)	123	115
		822

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.521% - 4.755%, 10/8/27(4)	$ 125	$ 118
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(4)	109	105
		223

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 3.562%, 9/18/26(4)	81	80
Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.060%, 8/2/27(4)	119	110
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.310%, 3/15/27(4)	39	35
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.810%, 4/11/25(4)	222	214
Service—0.5%
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(4)	15	14
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(4)	125	117
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 3.801%, 11/23/28(4)	124	116
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 2/1/28(4)	125	117
PODS LLC (1 month LIBOR + 3.000%) 4.060%, 3/31/28(4)	128	119
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.310%, 12/31/25(4)	123	115
		598

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.060%, 11/2/23(4)	170	148
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.810%, 8/1/25(4)	123	116
Total Leveraged Loans (Identified Cost $6,057)		5,750

	Shares	Value
Preferred Stocks—0.7%
Financials—0.4%
JPMorgan Chase & Co. Series HH, 4.600%	106(7)	$ 89
MetLife, Inc. Series D, 5.875%	108(7)	100
Truist Financial Corp. Series Q, 5.100%	310(7)	281
		470

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(4)	351(7)	308
Total Preferred Stocks (Identified Cost $848)		778

Total Long-Term Investments—96.2% (Identified Cost $125,579)		114,476

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(8)	4,245,921	4,246
Total Short-Term Investment (Identified Cost $4,246)		4,246

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(8)(9)	283,847	284
Total Securities Lending Collateral (Identified Cost $284)		284

TOTAL INVESTMENTS—100.0% (Identified Cost $130,109)		$119,006
Other assets and liabilities, net—(0.0)%		(4)
NET ASSETS—100.0%		$119,002

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $55,935 or 47.0% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Value shown as par value.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	1
Mexico	1
Netherlands	1
Bermuda	1
Indonesia	1
Luxembourg	1
Total	100%
† % of total investments as of June 30, 2022.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,136	$—	$14,136
Corporate Bonds and Notes	34,882	—	34,882
Foreign Government Securities	1,293	—	1,293
Leveraged Loans	5,750	—	5,750
Mortgage-Backed Securities	30,392	—	30,392
Municipal Bonds	4,805	—	4,805
U.S. Government Securities	22,440	—	22,440
Equity Securities:
Preferred Stocks	778	—	778
Securities Lending Collateral	284	284	—
Money Market Mutual Fund	4,246	4,246	—
Total Investments	$119,006	$4,530	$114,476
There were no securities valued using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.